Summary of Significant Accounting Policies (Impairment or Disposal of Long-Lived Assets) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Provision for impaired assets and restaurant closing	$ 1,896,000	$ 4,435,000	$ 13,005,000	$ 14,039,000	$ 5,204,000
Assets held-for-sale, current			$ 2,400,000	$ 1,300,000